Intangible Assets - Summary of Detailed Information About Carrying Amount of Intangible Assets Other Than Goodwill (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 19,969	€ 17,884
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	19,545	17,795	€ 8,695
Carring Amount One [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	19,969	17,884	8,780
Carring Amount One [Member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	19,545	17,795	8,695
Carring Amount One [Member] | Software And Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 424	€ 89	€ 85